ACCOUNTS RECEIVABLE (Schedule of Allowance for Doubtful Accounts) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
ACCOUNTS RECEIVABLE
Beginning balance	$ 1,253,571	$ 939,535
Provision for doubtful accounts	235,600	314,036
Ending balance	$ 1,489,171	$ 1,253,571